Discontinued Operation	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATION

Note 4 – DISCONTINUED OPERATION

On September 5, 2018, the Company sold 90% equity of wholly owned subsidiary AMG Belize to Mr. Zhentao Jiang (the “Buyer”), a related party, at a sales price of $450,000 (the “Transfer Price”). Pursuant to an equity transfer agreement, the Buyer shall pay the Transfer Price in available cash to the seller’s designated bank account. A 20% initial payment shall be paid by the Buyer within five working days upon the signing of the Agreement. A 30% shall be paid by the Buyer after the completion of legal and financial due diligence, and the remaining 50% shall be paid after the approval by The International Business Company Registry of Belize.

Prior to September 5, 2018, AGM Belize engaged in the forex trading brokerage service with a license provided by the International Financial Services Commission of Belize (“IFSC”) under the license number IFSC/60/448/FX/17 (the “IFSC License”). It also provided its users with trading in spot precious metals and spot oil as these commodities are conventionally categorized as spot forex. The Company also operated a social trading network platform under AGMTrade, on which users were able to participate in various trading programs through brokerage services offered by AGM Belize.

In June 2018, the local government of the People’s Republic of China initiated certain policy change that it would no longer support forex-trading related business in China. As a result, access to certain accounts holding of the funds deposits payable have been held in constrain by local regulators due to this policy change. The Company voluntarily ceased its forex trading brokerage business and suspended such activities on AGMTrade, a social network platform operated by other subsidiaries of the Company, as they would fall within the scope of the government initiative.

Pursuant to equity transfer agreement dated September 5, 2018, AGM Belize has ceased to be a wholly-owned subsidiaries of the Company. Additionally, the Company has ceased to provide forex trading brokerage business. As a result, the Company’s current shareholders will no longer benefit from any increase in the value, nor will they bear the risk of any decrease in the value, of the forex trading brokerage business.

The Company will continue to operate its (i) Online Trading and Computer Support Service and (ii) program trading application technology and management service. In addition, the Company has been actively exploring new business lines and revenue streams through its investment in new business initiatives and potential merger and acquisition opportunities.

The Company is developing a commodity trading software to be launched in September 2019. We aim to offer to small and medium sized financial institutions in China with solutions that could enhance the efficiency of their trading systems. The Company is planning to charge subscription fee for our future trading software.

Pursuant to ASC Topic 205-20, Presentation of Financial Statements - Discontinued Operations, the results of operations for the years ended December 31, 2018 and 2017 from AGM Belize have been classified to loss from discontinued operations line on the accompanying consolidated statements of operations and comprehensive loss presented herein. The assets and liabilities also have been classified as discontinued operations in the Company’s consolidated financial statements as of December 31, 2018 and 2017.

The carrying amount of the major classes of assets and liabilities of discontinued operation as of December 31, 2018 and 2017 consist of the following:

	December 31, 2018	December 31, 2017
Assets of discontinued operation:
Current assets:
Cash and cash equivalents	$-	$3,068,307
Transaction monetary assets	-	12,522,240
Mark to market asset for open trading positions	-	241,336
Other receivables	-	100,200
Total assets of discontinued operation	$-	$15,932,083

Liabilities of discontinued operation:
Current liabilities:
Deposition in the Margin	$-	$12,522,240
Mark to market liability for open trading positions	-	106,502
Other payables	-	1,589,614
Total liabilities of discontinued operation	$-	$14,218,356

The summarized operating result of discontinued operation included in the Company’s consolidated statements of operation consist of the following:

	Years Ended December 31,
	2018	2017	2016
Revenues	$486,244	$315,194	$821,977
Cost of revenues	400,513	392,671	77,000
Gross profit	85,732	(77,477)	744,977
Operating expenses	(11,844,769)	(562,559	(59,068)
Other income (expenses), net	60,499	120,394	(1,332)
Loss before income tax	(11,698,538)	(519,642)	684,577
Income tax expense	-	-	-
Loss from discontinued operation	(11,698,538)	(519,642)	684,577
Gain from disposal, net of tax	5,072,068	-	-
Total loss from discontinued operations, net of income taxes	$(6,626,470)	$(519,642)	$684,577

The Company recognized impairment loss on intangible assets of $2,711,535 when the Company decided to discontinue AGM Belize’s operation.

The Company realized a gain of $450,000 from the disposal of 90% equity of AGM Belize with an investment cost basis of $0. The Company also realized a gain of $4,172,068 resulted from 90% of liabilities being assumed by the acquirer pursuant to the equity transfer agreement. Together, the Company recognized a total gain on disposal of operation of $5,072,068 for the year ended December 31, 2018.

The Company recognized the remaining 10% equity in AGM Belize under cost method investment.